SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.8%
Asia - 27.3%
Australia - 4.4%
Amcor, Ltd.	12,100	116,378
Atlassian Corp., PLC *	2,000	250,880
Macquarie Group, Ltd.	2,600	230,029
Rio Tinto, PLC, ADR	4,400	229,196
Westpac Banking Corp., ADR	8,300	165,917

		992,400
China/Hong Kong - 10.4%
AIA Group, Ltd.	32,200	304,223
Alibaba Group Holding, Ltd., ADR *	2,350	392,991
Baidu, Inc., ADR *	950	97,622
China Tower Corp., Ltd.	972,000	220,748
CSPC Pharmaceutical Group, Ltd.	116,000	232,956
ENN Energy Holdings, Ltd.	18,400	190,393
HSBC Holdings, PLC, ADR	3,825	146,383
Ping An Insurance Group Co. of China, Ltd.	33,500	384,893
Tencent Holdings, Ltd.	9,000	379,167

		2,349,376
Japan - 9.0%
Astellas Pharma, Inc.	14,300	203,473
Keyence Corp.	600	371,237
Recruit Holdings Co., Ltd.	11,200	340,376
Shiseido Co., Ltd.	4,100	327,204
Sony Corp., ADR	6,300	372,519
Terumo Corp.	13,100	421,623

		2,036,432
Singapore - 1.7%
DBS Group Holdings, Ltd.	15,600	282,169
Singapore Technologies Engineering, Ltd.	39,700	110,298

		392,467
South Korea - 1.8%
LG Chem, Ltd.	825	206,569
Samsung Electronics Co., Ltd., GDR	185	188,330

		394,899
Europe - 59.1%
Finland - 1.1%
Nokia OYJ, ADR	48,300	244,398

France - 7.6%
AXA SA	11,750	300,067
Dassault Systemes SA	2,625	374,093
Safran SA	3,200	503,820
Schneider Electric SE	5,000	438,706
Talend SA, ADR *	3,200	108,736

		1,725,422

Name of Issuer	Quantity	Fair Value ($)

Germany - 6.5%
adidas AG	1,630	507,493
Allianz SE	2,250	524,445
Aurelius SE & Co.	4,660	192,298
Siemens AG	2,225	238,271

		1,462,507
Ireland - 2.4%
CRH, PLC, ADR	7,400	254,264
STERIS, PLC	1,950	281,755

		536,019
Luxembourg - 1.8%
Globant SA *	4,350	398,373

Netherlands - 4.3%
ASML Holding NV	1,700	422,314
ING Groep NV	27,400	286,821
Koninklijke Philips NV	5,750	265,247

		974,382
Spain - 3.7%
Cellnex Telecom SA *	2,900	119,797
Iberdrola SA	45,900	477,075
Industria de Diseno Textil SA	7,900	244,542

		841,414
Sweden - 1.1%
Hexagon AB	5,200	250,702

Switzerland - 13.5%
Alcon, Inc. *	865	50,441
Garmin, Ltd.	3,600	304,884
Interroll Holding AG	120	222,434
Logitech International SA	5,925	241,384
Lonza Group AG *	825	278,899
Nestle SA	6,600	716,044
Novartis AG	4,325	375,017
Partners Group Holding AG	300	230,189
Roche Holding AG	1,320	384,143
Zurich Insurance Group AG	680	260,268

		3,063,703
United Kingdom - 17.1%
Ashtead Group, PLC	9,600	267,234
AstraZeneca, PLC, ADR	8,300	369,931
BAE Systems, PLC	52,600	368,642
Cineworld Group, PLC	99,900	280,056
Coca-Cola European Partners, PLC	5,400	299,430
Diageo, PLC, ADR	2,375	388,360
DS Smith, PLC	63,600	281,829
London Stock Exchange Group, PLC	2,500	224,638
Prudential, PLC	12,200	221,256
Reckitt Benckiser Group, PLC	4,400	343,210
RELX, PLC	14,700	349,767

SEPTEMBER 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Royal Dutch Shell, PLC, ADR - Class A	4,500	264,825
Royal Dutch Shell, PLC, ADR - Class B	3,700	221,630

		3,880,808
North America - 10.4%
Canada - 5.4%
Alimentation Couche-Tard, Inc.	5,200	159,354
BRP, Inc.	2,925	113,812
Canopy Growth Corp. *	2,800	64,204
Colliers International Group, Inc.	1,600	120,080
Cronos Group, Inc. *	7,300	66,065
Suncor Energy, Inc.	13,100	413,698
Waste Connections, Inc.	3,250	299,000

		1,236,213
United States - 5.0%
Booking Holdings, Inc. *	60	117,757
Broadcom, Inc.	1,025	282,972
Euronet Worldwide, Inc. *	3,150	460,845
Mondelez International, Inc.	4,800	265,536

		1,127,110
Total Common Stocks (cost: $17,940,813)		21,906,625

Investment Companies - 1.3%
iShares MSCI India ETF	8,700	292,059

(cost: $258,887)
Short-Term Securities - 1.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%	360,137	360,137
(cost: $360,137)

Total Investments in Securities - 99.7% (cost: $18,559,837)		22,558,821
Other Assets and Liabilities, net - 0.3%		66,240

Total Net Assets - 100.0%		$22,625,061

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	17.8%
Consumer Non-Durables	12.6
Health Technology	11.8
Technology Services	11.2
Producer Manufacturing	10.6
Electronic Technology	9.1
Energy Minerals	4.0
Consumer Durables	3.2
Utilities	3.0
Consumer Services	2.8
Process Industries	2.7
Retail Trade	2.4
Non-Energy Minerals	2.1
Communications	1.5
Industrial Services	1.3
Commercial Services	0.5
Health Services	0.2
Investment Companies	1.3
Short-Term Securities	1.6

99.7
Other Assets and Liabilities, net	0.3

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	992,400	—	—	992,400
Canada	1,236,213	—	—	1,236,213
China/Hong Kong	2,349,376	—	—	2,349,376
Finland	244,398	—	—	244,398
France	1,725,422	—	—	1,725,422
Germany	1,462,507	—	—	1,462,507
Ireland	536,019	—	—	536,019
Japan	2,036,432	—	—	2,036,432
Luxembourg	398,373	—	—	398,373
Netherlands	974,382	—	—	974,382
Singapore	392,467	—	—	392,467
South Korea	394,899	—	—	394,899
Spain	841,414	—	—	841,414
Sweden	250,702	—	—	250,702
Switzerland	3,063,703	—	—	3,063,703
United Kingdom	3,880,808	—	—	3,880,808
United States	1,127,110	—	—	1,127,110
Investment Companies	292,059	—	—	292,059
Short-Term Securities	360,137	—	—	360,137

Total:	22,558,821	—	—	22,558,821

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2019	3